RELATED PARTY TRANSACTIONS (Narrative) (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Apr. 30, 2023
Related party transactions [abstract]
Accounts payable and accrued liabilities due to related parties	$ 1.4	$ 0.9